SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2024
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	10 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	10 years
Drones and Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture, Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Software Library [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years